Trade and other receivables - Contract Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Contract Assets [Roll Forward]
Beginning balance	$ 20,386
Additions to contract assets	13,306
Invoiced during the year	(20,911)
Ending balance	$ 12,781